Commitments and Contingencies	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies

Note 5 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) were entitled to registration rights pursuant to a registration rights agreement signed upon the consummation of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of Initial Public Offering to purchase up to 5,250,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters exercised the over-allotment option in full on January 8, 2021.

The underwriters were entitled to an underwriting discount of $0.20 per Unit, or approximately $8.1 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or approximately $14.1 million in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 5 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any, (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) were entitled to registration rights pursuant to a registration rights agreement signed upon the consummation of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of Initial Public Offering to purchase up to 5,250,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The underwriter exercised its over-allotment option in full on January 8, 2021.

The underwriters were entitled to an underwriting discount of $0.20 per Unit, or approximately $8.1 million in the aggregate, which was paid upon the closing of the Initial Public Offering. In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or approximately $14.1 million in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Benson Hill, Inc
Commitments and Contingencies

18. Commitments and Contingencies

Litigation

The Company accrues for cost related to contingencies when a loss is probable, and the amount is reasonably determinable. Disclosure of contingencies is included in the financial statements when it is at least reasonably possible that a material loss or an additional material loss in excess of amounts already accrued may be incurred.

The Company was the defendant in a lawsuit filed by J&J Produce Holdings, Inc. related to the acquisition of J&J in May 2019, whereby the plaintiff sought deferred purchase price payments in Chancery court in Delaware. This matter was settled in the first quarter of 2021.

Our subsidiary Benson Hill Seeds, Inc. was the defendant involved in two disputes related to the acquisition of Schillinger Genetics, Inc. The first dispute related to the termination of John Schillinger and alleged breach of obligations under the employment agreement with Mr. Schillinger. The second dispute involved the release of escrow funds related to the acquisition. This matter was settled in the second quarter of 2021.

For all litigation matters noted above and other individually immaterial matters, the Company accrued an immaterial amount and $2,675 as of June 30, 2021 and December 31, 2020, respectively, representing the final estimated settlement amounts some of which were paid out in the current year.

Other Commitments

As of June 30, 2021, we have committed to purchase from seed producers and growers at dates throughout 2021 and 2022 aggregating to $43.7 million based on current commodity futures or market prices, other payments to growers, and estimated yields per acre. This amount is not recorded in the condensed consolidated financial statements because we have not taken delivery of the grain or seed as of June 30, 2021 and as the grain and seed is subject to specified quality standards prior to delivery.

21. Commitments and Contingencies

Litigation

The Company accrues for cost related to contingencies when a loss is probable, and the amount is reasonably determinable. Disclosure of contingencies is included in the financial statements when it is at least reasonably possible that a material loss or an additional material loss in excess of amounts already accrued may be incurred.

The Company is the defendant in a lawsuit filed by J&J Produce Holdings, Inc. related to the acquisition of J&J in May 2019, whereby the plaintiff seeks deferred purchase price payments in Chancery court in Delaware. We have raised various counterclaims, including breach of contract and breach of representations and warranties. The Company believes it has meritorious defenses and intends to defend itself vigorously while also seeking indemnity under an insurance policy related to this transaction, where no amicable resolution can be achieved. Subsequent to year-end, these litigation matters were resolved.

Our subsidiary Benson Hill Seeds, Inc. is the defendant involved in two disputes related to the acquisition of Schillinger Genetics, Inc. The first dispute relates to the termination of John Schillinger and alleges breach of obligations under the employment agreement with Mr. Schillinger and is currently in arbitration. The second dispute involves the release of escrow funds related to the acquisition. We have raised various counterclaims, including breach of the employment Agreement by Mr. Schillinger and breach of representations and warranties. Subsequent to year-end, these litigation matters were resolved.

For all litigation matters noted above, and as of December 31, 2020 and 2019, the Company accrued $2,675 and $1,250, respectively, representing the final settlement amount.

Other Commitments

As of December 31, 2020, we have committed to purchase from seed producers and growers at dates throughout 2021 and 2022 aggregating to $26.1 million based on current commodity futures market prices, other payments to growers and estimated yields per acre. This amount is not recorded in the consolidated financial statements because we have not taken delivery of the grain or seed as of December 31, 2020 and as the grain and seed is subject to specified quality standards prior to delivery.